UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February, 28

Date of reporting period: August 31, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

August 31, 2011

Semi-Annual Repor t

Legg Mason

Western Asset

Managed

Municipals

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Western Asset Managed Municipals Fund

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and preservation of capital*.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Western Asset Managed Municipals Fund for the six-month reporting period ended August 31, 2011. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 30, 2011

Legg Mason Western Asset Managed Municipals Fund	III

Investment commentary

Economic review

Although the U.S. economy continued to grow over the six months ended August 31, 2011, the pace of the expansion was disappointing, which resulted in a significant shift in investor sentiment. During much of the first half of the period, there were expectations of a strengthening economy and generally robust investor risk appetite. However, as the period progressed, weakening economic data, concerns related to the raising of the U.S. debt ceiling and the downgrading of U.S. government securities resulted in increased investor risk aversion.

U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, has been less robust than during most other periods exiting a severe recession. Revised GDP growth was 2.3% during the fourth quarter of 2010 and 3.0% for calendar 2010 as a whole. The Commerce Department then reported that first and second quarter 2011 GDP growth were 0.4% and 1.3%, respectively. This moderation in growth during the first half of the calendar year was due to a variety of factors, including less robust export activity and a deceleration in consumer spending given higher oil and food prices.

Turning to the job market, while there was some improvement in early 2011, unemployment again moved higher from April through June. After being 9.0% or higher since April 2009, the unemployment rate fell to 8.9% in February and 8.8% in March 2011. The job market then weakened, as unemployment rose to 9.0% in April, 9.1% in May and 9.2% in June. The news was slightly better in July, with the unemployment rate easing back to 9.1%. While the rate held steady in August, the U.S. Department of Labor reported that there was zero net job growth during the month, the worst monthly result since September 2010. Additionally, as of the end of the reporting period, approximately fourteen million Americans looking for work had yet to find a job, and nearly 43% of these individuals have been out of work for more than six months.

The housing market continued to experience challenges during the reporting period. While existing-home sales moved somewhat higher toward the end of 2010 and in January 2011, according to the National Association of Realtors (“NAR”), existing-home sales declined a sharp 8.9% in February. After a 3.5% increase in March, existing-home sales fell 1.8% and 4.0% in April and May, respectively. Following a modest 0.6% increase in June, sales then fell 3.5% in July and moved 7.7% higher in August. At the end of August, the inventory of unsold homes was an 8.5 month supply at the current sales level, versus a 9.5 month supply in July. Existing-home prices were weak versus a year ago, with the NAR reporting that the median existing-home price for all housing types was $168,300 in August 2011, down 5.1% from August 2010.

Even the manufacturing sector, one of the stalwarts of the economy in recent years, softened toward the end of the reporting period. Based on the Institute for Supply Management’s PMIii, the manufacturing sector grew twenty-five consecutive months since it began expanding in August 2009 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). In January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month. Manufacturing activity remained strong during the next three months and was 60.4 in April. However, May’s reading fell to 53.5, partially attributed to supply disruptions triggered by the March earthquake and tsunami in Japan. Manufacturing activity then moved modestly higher in June to 55.3, before falling to 50.9 in July and 50.6 in August — the latter being the worst reading in two years. In addition,

IV	Legg Mason Western Asset Managed Municipals Fund

Investment commentary (cont’d)

only ten of the eighteen industries tracked by the Institute for Supply Management expanded in August.

Financial market overview

While stocks and lower-quality U.S. bonds generated positive results during the first half of the reporting period, these gains were later erased. This setback was triggered by a variety of factors, including concerns regarding the global economy, geopolitical unrest, the natural disasters in Japan, the ongoing European sovereign debt crisis and Standard & Poor’s (“S&P”) downgrade of U.S. Treasuries from AAA to AA+. Against this backdrop, investors sought refuge in higher-quality securities as their sentiment became generally more negative.

The Federal Reserve Board (“Fed”)iii took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. In November 2010 (prior to the beginning of the reporting period), the Fed announced a second round of quantitative easing (often referred to as “QE2”) to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011.

In June, the Fed announced that QE2 would end on schedule at the end of the month. However, given ongoing strains in the economy, it made no overtures toward reversing any of its accommodative policies, and stated it would “maintain its existing policy of reinvesting principal payments from its securities holdings” rather than seeking to reduce the size of its balance sheet.

Also, as has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. In addition, in August 2011, the Fed declared its intention to keep the federal funds rate between zero and 0.25% until mid-2013.

At its meeting in September 2011, after the end of the reporting period, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012. The Fed said, “This program should put downward pressure on longer-term interest rates and help make broader financial conditions more accommodative.”

Fixed-income market review

While volatility was elevated at times, most U.S. spread sectors (non-Treasuries) produced positive results during the reporting period. The spread sectors generally outperformed equal-durationv Treasuries during the first two months of the reporting period. A combination of positive economic growth, benign core inflation, rising corporate profits and overall robust investor demand supported the spread sectors in March and April 2011. Investor sentiment then began to shift in May, as optimism about the economic expansion waned and investor risk appetite was replaced with increased risk aversion. While the U.S. spread sectors generally posted positive results over the last four months of the reporting period, they often underperformed equal-duration Treasuries.

Both short- and long-term Treasury yields fluctuated and ultimately moved lower during the six months ended August 31, 2011. When the period began, two- and ten-year Treasury yields were 0.69% and 3.42%, respectively. Yields initially moved higher given expectations for stronger growth in 2011 and the potential for rising inflation. In April, two-year Treasury yields peaked at 0.85%, while ten-year Treasuries peaked at 3.59%. Treasury yields then declined as investor risk aversion increased. Yields briefly moved higher toward the end of June, but then generally declined during much of the remainder of the period given disappointing economic data and several flights to quality. Two-year

Legg Mason Western Asset Managed Municipals Fund	V

Treasuries hit their low for the reporting period of 0.19% on several occasions in August 2011. Ten-year Treasuries reached their reporting period trough of 2.07% on August 19, 2011. When the period ended on August 31, 2011, two-year Treasury yields were 0.20% and ten-year Treasury yields were 2.23%.

The municipal bond market outperformed its taxable bond counterpart over the six months ended August 31, 2011. Over that period, the Barclays Capital Municipal Bond Indexvi (the “Index”) and the Barclays Capital U.S. Aggregate Indexvii returned 6.39% and 5.49%, respectively. The municipal bond market performed poorly at the beginning of the period, as the Index declined 0.33% in March 2011 given concerns regarding municipal defaults. However, the municipal market outperformed the taxable bond market during four of the last five months of the period given improving tax revenues, a sharp decline in new issuance, increased demand and low default rates. Additionally, investor sentiment improved as a number of states made progress toward shoring up their financial situation by raising taxes and cutting expenses.

Performance review

For the six months ended August 31, 2011, Class A shares of Legg Mason Western Asset Managed Municipals Fund, excluding sales charges, returned 8.02%. The Fund’s unmanaged benchmark, the Barclays Capital Municipal Bond Index, returned 6.39% for the same period. The Lipper General Municipal Debt Funds Category Average1 returned 6.29% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2011 (unaudited)
(excluding sales charges)	6 months
Legg Mason Western Asset Managed Municipals Fund:
Class 1[2]	8.12%
Class A	8.02%
Class B3	7.67%
Class C	7.71%
Class I	8.17%
Barclays Capital Municipal Bond Index	6.39%
Lipper General Municipal Debt Funds Category Average	6.29%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 245 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

VI	Legg Mason Western Asset Managed Municipals Fund

Investment commentary (cont’d)

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2011 for Class 1, Class A, Class B, Class C and Class I shares were 4.76%, 4.42%, 4.03%, 4.05% and 4.73%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class 1 shares would have been 4.64%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated July 1, 2011, the gross total annual operating expense ratios for Class 1, Class A, Class B, Class C and Class I shares were 0.62%, 0.64%, 1.23%, 1.20% and 0.49%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.60% for Class I shares. In addition, the total annual operating expenses of Class 1 shares are not expected to exceed those of Class A shares less the 12b-1 differential of 0.15%. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 30, 2011

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower-rated, higher-yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Legg Mason Western Asset Managed Municipals Fund	VII

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi	The Barclays Capital Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

vii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2011 and February 28, 2011. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2011 and held for the six months ended August 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	8.12%	$1,000.00	$1,081.20	0.51%	$2.67	Class 1	5.00%	$1,000.00	$1,022.57	0.51%	$2.59
Class A	8.02	1,000.00	1,080.20	0.66	3.45	Class A	5.00	1,000.00	1,021.82	0.66	3.35
Class B	7.67	1,000.00	1,076.70	1.32	6.89	Class B	5.00	1,000.00	1,018.50	1.32	6.70
Class C	7.71	1,000.00	1,077.10	1.23	6.42	Class C	5.00	1,000.00	1,018.95	1.23	6.24
Class I	8.17	1,000.00	1,081.70	0.50	2.62	Class I	5.00	1,000.00	1,022.62	0.50	2.54

[1]	For the six months ended August 31, 2011.

[2]

Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2011

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

BCMBI	— Barclays Capital Municipal Bond Index
LMWA Managed Muni	— Legg Mason Western Asset Managed Municipals Fund

4	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2011

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

BCMBI	— Barclays Capital Municipal Bond Index
LMWA Managed Muni	— Legg Mason Western Asset Managed Municipals Fund

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2011

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.9%
Alabama — 1.0%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project	5.000%	4/1/24	$1,770,000	$1,953,036
Civic Center Improvements Project	5.000%	4/1/25	1,970,000	2,149,881
Civic Center Improvements Project	5.000%	4/1/26	1,700,000	1,838,958
Civic Center Improvements Project	5.000%	4/1/27	1,500,000	1,609,575
Civic Center Improvements Project	5.000%	4/1/28	1,700,000	1,810,891
Civic Center Improvements Project	5.250%	4/1/29	1,750,000	1,883,245
Civic Center Improvements Project	5.500%	4/1/41	13,210,000	13,833,512
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,325,600
Birmingham, AL, Waterworks Board, Water Revenue:
AGC	5.125%	1/1/34	5,000,000	5,218,050
AGC	5.250%	1/1/39	10,000,000	10,469,000
Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, NATL	5.500%	10/1/13	4,940,000	4,951,312	(a)
Total Alabama				50,043,060
Alaska — 0.3%
Alaska Housing Finance Corp., Home Mortgage Revenue	5.500%	12/1/38	17,520,000	18,058,565
Arizona — 1.8%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/18	3,520,000	3,862,214
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	500,000	604,155	(b)
Maricopa County, AZ, IDA, MFH Revenue, Refunding Bonds, FHA, GNMA-Collateralized	6.000%	10/20/31	600,000	630,576
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/40	40,000,000	40,167,200
Phoenix, AZ, Civic Improvement Corp. Wastewater System Revenue, NATL, FGIC	5.000%	7/1/24	1,000,000	1,001,580
Salt Verde, AZ, Financial Corp. Gas Revenue	5.500%	12/1/29	13,275,000	12,843,563
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/32	15,000,000	13,223,400
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	11,589,840
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	1,000,000	1,009,910
University of Arizona, COP, AMBAC	5.000%	6/1/28	5,435,000	5,481,306
Total Arizona				90,413,744

See Notes to Financial Statements.

6	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2011

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — 21.4%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	$10,000,000	$10,533,700
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,227,280
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	5.000%	4/1/34	15,000,000	15,691,500
San Francisco Bay Area	5.000%	4/1/39	10,000,000	10,419,900
San Francisco Bay Area	5.125%	4/1/39	70,525,000	74,062,534
Brea, CA, RDA, Refunding, Tax Allocation, Redevelopment Project AB, AMBAC	5.000%	8/1/23	4,180,000	3,915,657
California EFA Revenue, Pooled College, Western University of Health Sciences	5.625%	7/1/23	500,000	430,110
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	6,427,883
Cedars-Sinai Medical Center	5.000%	8/15/39	59,145,000	57,410,277
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	33,949,000
Stanford Hospital & Clinics	5.150%	11/15/40	24,650,000	24,809,485
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	7,000,000	6,258,000	(a)
Home Mortgage	5.500%	8/1/38	10,000,000	9,178,400
Home Mortgage	5.500%	8/1/42	2,355,000	2,357,991	(a)
California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC	5.750%	9/1/23	2,100,000	2,186,436
California Pollution Control Financing Authority Revenue, San Jose Water Co. Project	5.100%	6/1/40	12,000,000	11,293,320
California State Department of Water Resources, Water Revenue, AGM	5.125%	12/1/24	3,040,000	3,075,690
California State University Revenue, Systemwide	5.500%	11/1/39	10,000,000	10,554,600
California Statewide CDA Health Facility Revenue, Community Hospital of Monterey Peninsula, AGM	5.250%	6/1/23	1,810,000	1,846,544
California Statewide CDA Revenue:
Catholic Healthcare West	5.500%	7/1/31	7,220,000	7,298,120
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	10,369,700
FHA, Methodist Hospital Project	6.750%	2/1/38	9,600,000	10,947,264
John Muir Health	5.000%	8/15/36	4,305,000	4,047,948
John Muir Health	5.125%	7/1/39	7,280,000	6,932,526
Cucamonga County, CA, Water District, COP, NATL/FGIC	5.125%	9/1/31	3,655,000	3,691,550
El Dorado, CA, Irrigation District, COP, AGC	5.750%	8/1/39	10,000,000	10,289,500

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	7

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Imperial Irrigation District Electric Revenue	5.000%	11/1/33	$7,500,000	$7,694,475
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,304,758
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	4,088,200
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	8,431,078
Inglewood, CA, Public Financing Authority Revenue, Refunding, AMBAC	5.250%	8/1/21	3,000,000	3,001,020
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase	5.500%	11/15/37	11,730,000	11,319,098
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,293,725
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	12,127,802
Los Angeles, CA, Department of Airports Revenue	5.250%	5/15/39	9,000,000	9,482,040
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,063,880
Los Angeles International Airport	5.000%	5/15/40	132,035,000	136,113,783
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,434,795
Los Angeles, CA, Water & Power Revenue, Power Systems, AGM	5.000%	7/1/26	7,850,000	8,129,853
M-S-R Energy Authority, CA	7.000%	11/1/34	7,000,000	8,081,780
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	25,760,000	26,926,413
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	46,500,000	53,686,110
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	84,055,000	92,038,544
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	13,541,846
Modesto, CA, Irrigation District, COP:
Capital Improvements	6.000%	10/1/39	15,000,000	15,685,050
Capital Improvements, AGM	5.000%	7/1/20	1,535,000	1,558,670	(c)
Capital Improvements, AGM	5.000%	7/1/21	2,210,000	2,244,078	(c)
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	5,484,600
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,229,200
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	2,579,640
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL	5.125%	9/1/30	5,000,000	4,614,550
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	3,582,440
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	6,832,420
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	25,621,604

See Notes to Financial Statements.

8	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2011

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
PFC, Grant	6.000%	7/1/39	$29,130,000	$30,690,203
Sacramento, CA, Area Flood Control Agency:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	4,500,000	4,938,075
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	16,058,550
Sacramento, CA, MUD Electric Revenue, NATL	5.000%	8/15/33	5,000,000	5,033,850
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	30,732,600
Arrowhead Project	5.250%	8/1/26	5,000,000	5,087,050
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,540,703
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,257,658
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	2,919,995
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	12,074,225
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	41,500,000	42,805,280
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	35,365,440
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,101,750
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/40	18,560,000	18,898,163
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Projects	5.000%	4/1/25	2,475,000	2,600,532
Multiple Capital Improvement Projects	5.250%	4/1/26	1,435,000	1,527,959
Multiple Capital Improvement Projects	5.250%	4/1/31	2,500,000	2,553,100
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,121,840
Turlock, CA, Irrigation District Revenue	5.000%	1/1/40	10,000,000	10,238,500
University of California Revenues:
AMBAC	5.000%	5/15/23	4,000,000	4,163,120
AMBAC	5.000%	5/15/26	4,000,000	4,128,160
Walnut, CA, Energy Center Authority Revenue	5.000%	1/1/40	20,000,000	20,025,600
Total California				1,097,258,720
Colorado — 3.0%
Aurora, CO, Hospital Revenue, Childrens Hospital Association	5.000%	12/1/40	5,000,000	4,864,800
Colorado Educational & Cultural Facilities Authority Revenue, Charter School, Bromley East Project	7.250%	9/15/30	1,000,000	1,001,730	(c)

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	9

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	$9,250,000	$10,150,210
Catholic Health Initiatives	5.000%	9/1/41	3,040,000	2,993,518
Parkview Medical Center Inc. Project	6.500%	9/1/20	1,000,000	1,000,000	(c)
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	4,638,400
Poudre Valley Health Care	5.000%	3/1/25	500,000	503,010
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,009,439
Sisters Leavenworth	5.000%	1/1/35	2,755,000	2,710,094
Sisters Leavenworth	5.000%	1/1/40	49,000,000	47,836,250
Colorado Springs, CO, Hospital Revenue	6.250%	12/15/33	11,000,000	11,504,240
Golden, CO, Sales & Use Tax Revenue, Improvement, AMBAC	5.100%	12/1/20	2,000,000	2,023,360	(c)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	48,246,300
Pueblo County, CO, School District No. 60, GO, NATL, FGIC	5.250%	12/15/20	500,000	531,670	(c)
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,294,250
University of Colorado Hospital Authority Revenue	5.600%	11/15/21	1,000,000	1,010,340	(c)
Total Colorado				152,317,611
Connecticut — 1.4%
Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement	6.625%	12/1/14	1,255,000	1,197,885	(a)
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,286,038
Fairfield University	5.000%	7/1/40	21,600,000	21,921,624
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,307,384
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,237,471
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	6,594,900
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	15,713,700
Connecticut State HFA:
Housing Mortgage Finance Program	4.850%	11/15/23	7,150,000	7,185,321
Housing Mortgage Finance Program	5.875%	11/15/33	3,805,000	3,810,479
Housing Mortgage Finance Program	6.000%	11/15/38	1,520,000	1,522,234
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.700%	9/1/12	2,000,000	670,000	(d)(e)
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.750%	9/1/18	6,500,000	2,177,500	(d)(e)
Total Connecticut				69,624,536

See Notes to Financial Statements.

10	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2011

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Delaware — 1.1%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	$43,645,000	$38,897,733
Delaware State Housing Authority Revenue, Single-Family Mortgage	5.450%	7/1/39	16,340,000	16,461,570
Total Delaware				55,359,303
District of Columbia — 0.3%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,132,480
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,132,050
Total District of Columbia				13,264,530
Florida — 10.8%
Bonnet Creek Resort Community Development District	7.375%	5/1/34	4,265,000	3,970,715
Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project	6.050%	11/15/16	760,000	842,749	(b)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	10,950,400
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	4,820,895
Capital Region Community Development District, Capital Improvement	6.850%	5/1/31	825,000	826,254
Capital Region Community Development District, Capital Improvement	6.700%	5/1/32	885,000	891,204
Capital Trust Agency Revenue, Seminole Tribe Convention	8.950%	10/1/33	4,000,000	4,438,680	(c)(d)
Century Parc Community Development District, Special Assessment	7.000%	11/1/31	3,515,000	3,484,595
Citizens Property Insurance Corp., FL	5.250%	6/1/17	20,000,000	21,803,600
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/18	30,000,000	32,323,500
Coastal	5.000%	6/1/19	30,000,000	32,018,700
Coastal	5.000%	6/1/20	20,000,000	21,143,600
Senior Secured High Act	6.000%	6/1/17	3,100,000	3,490,848
Clearwater, FL, Water & Sewer Revenue	5.250%	12/1/39	5,500,000	5,847,050
Collier County, FL, Water-Sewer, Refunding, Water Revenue, AMBAC	8.875%	5/1/12	20,000	21,101	(b)
Dade County, FL, IDR, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,710,000	1,604,835
Escambia County, FL, Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	145,000	148,380
Escambia County, FL, Utilities Systems Revenue:
NATL	9.750%	6/1/12	65,000	69,477	(b)
NATL, FGIC	6.250%	1/1/15	3,000,000	3,242,070

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	11

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Florida Housing Finance Corp. Revenue:
Homeowner Mortgage GNMA, FNMA, FHLMC	5.450%	7/1/33	$8,200,000	$8,420,416
Homeowner Mortgage GNMA, FNMA, FHLMC	6.375%	7/1/38	6,655,000	7,004,920
Homeowner Mortgage GNMA, FNMA, FHLMC	5.500%	7/1/39	9,565,000	9,805,081
Florida Municipal Loan Council Revenue:
NATL	5.250%	11/1/18	1,625,000	1,692,340
NATL	5.250%	11/1/20	1,805,000	1,870,973
Florida State Broward County Expressway Authority	10.000%	7/1/14	625,000	727,738	(b)
Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC	5.000%	9/1/21	1,000,000	1,090,590
Gainesville, FL, Utilities Systems Revenue	8.125%	10/1/14	835,000	933,789	(b)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health Systems	6.000%	11/15/25	1,750,000	1,862,682	(c)
Adventist Health Systems	5.875%	11/15/29	2,750,000	3,061,520	(c)
Adventist/Sunbelt Inc.	6.000%	11/15/31	3,000,000	3,063,300	(c)
Hillsborough County, FL:
IDA Revenue, National Gypsum Convention	7.125%	4/1/30	6,000,000	5,480,040	(a)
Utility Revenue, Refunding Bonds, NATL	9.875%	12/1/11	360,000	367,992	(b)
JEA District, FL, Electric System Revenue	5.125%	10/1/37	7,500,000	7,643,325
Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC	9.750%	10/1/13	110,000	120,330	(b)
Lee County, FL, HFA, Brittany Phase II Project, FNMA-Collateralized	6.100%	12/1/20	1,310,000	1,311,153	(a)(f)
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,025,630
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,526,220
Martin County, FL, IDA Revenue:
Indiantown Cogeneration Project	7.875%	12/15/25	15,000,000	15,058,950	(a)
Indiantown Cogeneration Project	8.050%	12/15/25	6,010,000	6,034,340	(a)
Mediterra North Community Development District	6.800%	5/1/31	2,160,000	2,164,190
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	8,637,336
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	26,609,472
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	20,000,000	20,453,000
Miami International Airport	5.375%	10/1/41	13,000,000	13,162,370
Miami International Airport, AGM	5.000%	10/1/41	9,085,000	9,084,637
Miami International Airport, NATL, FGIC	5.550%	10/1/13	250,000	251,935	(a)

See Notes to Financial Statements.

12	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2011

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Miami-Dade County, FL, EFA Revenue, University of Miami	5.500%	4/1/38	$10,000,000	$10,173,000
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	40,000,000	39,600,000
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,371,070
AGC	5.250%	2/1/27	5,500,000	5,914,645
Miami-Dade County, FL, Stormwater, NATL	5.000%	4/1/28	2,250,000	2,321,055
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	6,796,010
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,001,740
Orlando Regional Healthcare System, AGM	5.000%	12/1/32	13,000,000	13,378,690
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	5,631,498
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/24	32,780,000	36,019,975
Orange County, FL, Tourist Development Tax Revenue, Refunding, AMBAC	5.000%	10/1/21	2,000,000	2,130,000
Orlando & Orange County, FL, Expressway Authority Revenue, AMBAC	5.000%	7/1/35	4,500,000	4,519,080
Orlando, FL, State Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,222,350
Orlando, FL, Tourist Development Tax Revenue, AGC	5.500%	11/1/38	58,270,000	55,735,838
Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project	9.500%	8/1/13	835,000	900,765	(b)
Palm Coast, FL, Utilities Systems Revenue, NATL	5.000%	10/1/27	2,100,000	2,162,307
Panther Trace, FL, Community Development, Special Assessment	7.250%	5/1/33	2,250,000	2,336,175	(c)
Pasco County, FL, HFA, Housing Pasco Woods Apartments Project	5.700%	8/1/19	400,000	400,204	(a)
Port St. Lucie, FL, South Lennard Special Assessment	7.125%	9/1/21	1,000,000	1,002,750
Renaissance Community Development District, Florida Capital Improvement Revenue	7.000%	5/1/33	830,000	788,334
Reunion East Community Development District, Special Assessment	7.375%	5/1/33	5,955,000	4,270,628
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	1,085,000	379,750	(e)
Sarasota County, FL, Public Hospital Board Revenue:
Refunding, Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,336,800
Refunding, Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	3,677,302
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	8,582,195
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	3,884,364	(d)

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	13

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	$1,295,000	$1,546,321	(b)
AMBAC	5.200%	10/1/22	1,705,000	1,936,488
Tampa, FL, Sales Tax Revenue, AMBAC	5.375%	10/1/21	1,000,000	1,013,620	(c)
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	500,000	555,460
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,118,080
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	1,790,000	2,073,948	(b)
University of Central Florida, Athletics Association Inc., NATL, FGIC	5.250%	10/1/34	1,000,000	961,190
Village Center Community Development District:
Florida Recreational Revenue, NATL	5.200%	11/1/25	1,100,000	982,927
Utility Revenue, NATL	5.250%	10/1/23	1,000,000	999,960
Total Florida				556,127,441
Georgia — 4.1%
Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC	6.125%	3/1/17	290,000	290,319	(a)
Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC	5.625%	7/1/20	335,000	335,918
Atlanta Development Authority Student Housing Revenue, ADA, CAU Partners Inc., ACA	6.250%	7/1/24	1,000,000	520,580
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	55,768,500
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	24,554,205
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/27	1,000,000	1,099,820
NATL, FGIC	5.500%	11/1/19	1,000,000	1,190,730
Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC	5.000%	8/1/22	1,000,000	1,018,910
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,754,650
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	18,237,960
Oglethorpe Power Corp. Vogtle Project BHAC	5.700%	1/1/43	16,285,000	17,403,780
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,076,210
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	7,800,000	8,080,488
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	21,722,800

See Notes to Financial Statements.

14	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2011

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Fulton County, GA, Water & Sewer Revenue, FGIC	6.375%	1/1/14	$190,000	$203,910	(b)
Georgia Municipal Electric Authority:
Power Revenue, AMBAC	7.250%	1/1/24	500,000	667,825
Power System Revenue	6.500%	1/1/12	330,000	336,049
Georgia Private Colleges & Universities Authority Revenue, Mercer University Project	5.250%	10/1/20	2,000,000	2,000,960
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	15,447,750
Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized	6.250%	6/1/15	930,000	932,455	(a)(f)
Main Street Natural Gas Inc., GA:
Gas Project Revenue	5.000%	3/15/18	6,485,000	6,615,089
Gas Project Revenue	5.000%	3/15/22	5,000,000	4,860,450
Gas Project Revenue	5.500%	9/15/26	10,000,000	9,859,200
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Refunding, AMBAC	6.250%	7/1/20	250,000	298,090
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	599,015
Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Scherer Project	6.800%	1/1/12	500,000	508,805
Private Colleges & Universities Authority Revenue, Mercer Housing Corp. Project	6.000%	6/1/31	2,000,000	2,000,200
Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project	6.250%	2/1/25	2,000,000	2,021,440	(a)
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	565,615
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,497,655
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	978,500
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,218,860
Total Georgia				210,666,738
Hawaii — 0.6%
Hawaii State Airports Systems Revenue	5.000%	7/1/34	28,375,000	28,675,491
Hawaii State Department of Budget & Finance, Hawaiian Electric Co. Inc., NATL	5.650%	10/1/27	960,000	962,179	(a)
Total Hawaii				29,637,670

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	15

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Idaho — 0.1%
Idaho Health Facilities Authority Revenue, St. Luke’s Regional Medical Center, AGM	5.000%	7/1/35	$4,000,000	$4,120,520
Illinois — 7.7%
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	24,436,116
Chicago, IL, O’Hare International Airport Revenue	5.625%	1/1/35	15,010,000	15,942,121
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	5,919,060
Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, AGM	5.750%	1/1/19	1,250,000	1,320,075	(a)
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	20,126,890
Alexian, AGM	5.500%	1/1/28	30,500,000	32,385,815
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	3,988,360
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	29,826,167
Little Co. of Mary Hospital and Health Care Centers	5.375%	8/15/40	12,795,000	12,260,809
Memorial Health System	5.500%	4/1/39	12,000,000	11,982,600
Park Place of Elmhurst	8.000%	5/15/30	4,385,000	4,384,167
Illinois Finance Authority, Water Facility Revenue, American Water Capital Corp. Project	5.250%	10/1/39	3,150,000	3,051,027
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	2,415,000	2,421,496
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick	5.000%	6/15/50	97,025,000	91,640,112
McCormick Place, AGM	5.000%	6/15/50	30,000,000	28,570,200
McCormick Project	5.250%	6/15/50	106,205,000	105,498,737
Regional Transportation Authority, NATL, FGIC	7.750%	6/1/20	1,045,000	1,297,765
Total Illinois				395,051,517
Indiana — 1.1%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	5.000%	10/1/41	5,000,000	4,992,100
Indiana Health Facilities Financing Authority, Hospital Revenue	6.375%	8/1/31	725,000	730,655
Indiana Municipal Power Agency Power Supply Systems Revenue	5.625%	1/1/28	4,000,000	4,406,000
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/29	2,000,000	2,204,060
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/34	10,000,000	10,289,400
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	9,831,700
Indianapolis, IN, Local Public Improvement Bond Bank	6.750%	2/1/14	2,460,000	2,642,483	(b)

See Notes to Financial Statements.

16	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2011

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	$2,000,000	$700,000	(e)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	21,363,600
Total Indiana				57,159,998
Iowa — 0.1%
Iowa Finance Authority Revenue, Catholic Health Initiatives	6.000%	12/1/18	3,000,000	3,007,110
Kansas — 0.1%
Kansas State Development Finance Authority, Health Facilities Revenue, Hays Medical Center Inc.	5.000%	5/15/35	4,000,000	3,777,040
Kentucky — 0.7%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,368,120
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,152,940
Kentucky Economic Development Finance Authority Revenue:
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,524,340
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,282,550
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	13,450,000	12,959,479
Total Kentucky				34,287,429
Louisiana — 0.5%
Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized	6.500%	6/20/37	1,000,000	1,053,450
Louisiana PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	18,035,460
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,522,200
Total Louisiana				24,611,110
Maryland — 1.5%
Maryland State Community Development Administration, Department of Housing & Community Development	5.250%	9/1/35	12,940,000	13,199,059
Maryland State Community Development Administration, Department of Housing & Community Development	5.375%	9/1/39	3,000,000	3,046,200
Maryland State Economic Development Corp., EDR:
Term Project	5.750%	6/1/35	8,000,000	7,887,120
Transportation Facilities Project	5.375%	6/1/25	7,500,000	7,488,525

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	17

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
Transportation Facilities Project	5.750%	6/1/35	$19,000,000	$18,731,910
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	8,350,425
Lifebridge Health	6.000%	7/1/41	1,500,000	1,557,330
The Johns Hopkins Hospital Issue	5.000%	11/15/24	5,000,000	5,506,000	(c)
Maryland State Health & Higher EFA Revenue Bonds, University of Maryland Medical System	5.000%	7/1/34	9,000,000	9,063,090
Total Maryland				74,829,659
Massachusetts — 2.6%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	22,500,000	22,819,500
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	9,166,755
Boston University	5.700%	10/1/40	13,105,000	13,894,969
Broad Institute Inc.	5.375%	4/1/41	17,000,000	17,414,800
May Institute Issue Inc., Radian	5.750%	9/1/29	1,000,000	932,140
Merrimack College Issue, NATL	5.000%	7/1/22	1,000,000	986,790
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,639,428
Massachusetts State HEFA Revenue:
Berkshire Health Systems, Radian	5.700%	10/1/25	1,000,000	995,170
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,006,740
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,814,697
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,030,440
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,537,695
New England Medical Center, FGIC	5.000%	5/15/22	5,000,000	5,165,030	(c)
Suffolk University	5.750%	7/1/39	17,500,000	17,141,600
University of Massachusetts Memorial Health Care Inc.	6.625%	7/1/32	1,250,000	1,250,663
Massachusetts State Housing Finance Agency:
Housing Revenue, Single-Family Housing	5.350%	12/1/33	9,000,000	9,276,120
Housing Revenue, Single-Family Housing	5.400%	6/1/39	1,545,000	1,587,858
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	5,000,000	5,398,850
Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA	6.500%	8/1/37	710,000	722,198
Metropolitan Boston Transit Parking Corp. Systemwide Senior Lien Parking Revenue	5.000%	7/1/41	17,500,000	17,756,550
Total Massachusetts				133,537,993

See Notes to Financial Statements.

18	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2011

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — 3.0%
Detroit, MI, GO, District State Aid	5.250%	11/1/35	$17,000,000	$17,687,990
Detroit, MI, Water Supply System Revenue:
AGM	5.000%	7/1/34	9,000,000	8,890,740
AGM	6.250%	7/1/36	10,000,000	11,261,400
NATL	5.000%	7/1/30	7,000,000	7,000,840
Lake Superior, MI, State University Revenue, AMBAC	5.500%	11/15/21	1,000,000	1,003,750
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	16,911,510
Facilities Program	6.000%	10/15/38	20,500,000	21,863,865
Facilities Program	5.375%	10/15/41	6,135,000	6,340,093
Facilities Program, NATL	5.000%	10/15/29	1,500,000	1,519,065
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	18,253,922
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,697,217
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,576,525
Michigan State Housing Development Authority, Rental Housing Revenue	5.700%	10/1/39	3,115,000	3,196,769
Michigan State Housing Development Authority, Rental Housing Revenue, AMBAC	6.350%	10/1/35	2,140,000	2,267,202	(a)
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	4,000,000	4,602,600	(f)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	27,906,240
Total Michigan				152,979,728
Minnesota — 0.3%
Columbia Heights, MN, MFH Revenue, Crest View, GNMA-Collateralized	6.625%	4/20/43	1,465,000	1,611,471	(c)
Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, LIQ-FNMA	5.625%	2/1/26	2,500,000	2,435,175
Eden Prairie, MN, MFH Revenue:
Rolling Hills Project, GNMA-Collateralized	6.150%	8/20/31	1,000,000	1,050,650
Rolling Hills Project, GNMA-Collateralized	6.200%	2/20/43	1,000,000	1,050,570
Minneapolis, MN, Hospital Revenue, St. Mary’s Hospital & Rehabilitation	10.000%	6/1/13	190,000	211,196	(b)
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	10,960,000	11,372,754
Total Minnesota				17,731,816

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	19

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Mississippi — 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project	6.800%	4/1/22	$3,000,000	$3,251,700
Missouri — 1.4%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	8,731,625
Kansas City, MO, IDA Revenue, AMBAC	5.000%	12/1/17	2,105,000	2,405,741
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.750%	1/1/29	5,000,000	5,362,100
Missouri State Development Finance Board Infrastructure Facilities Revenue, Independence Events Center	6.250%	4/1/38	7,000,000	7,105,490
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	30,720,900
Lake Regional Health System Project	5.600%	2/15/25	2,000,000	2,023,980
North Kansas City, MO, Hospital Revenue:
North Kansas City Hospital, AGM	5.000%	11/15/23	1,000,000	1,031,970
North Kansas City Hospital, AGM	5.000%	11/15/24	900,000	926,667
Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project	5.000%	12/1/32	10,345,000	10,939,631
Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, NATL	5.250%	9/1/22	1,000,000	1,023,560
Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC	5.000%	3/1/24	1,500,000	1,586,310
Total Missouri				71,857,974
Montana — 0.5%
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	27,385,000	26,170,749	(a)
Nevada — 0.7%
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.250%	6/1/41	10,000,000	8,845,100
Washoe Medical Center, AGM	5.500%	6/1/39	19,350,000	19,652,634
Washoe Medical Center, AGM	5.250%	6/1/40	7,500,000	7,507,800
Total Nevada				36,005,534
New Hampshire — 0.2%
New Hampshire HEFA Revenue, Healthcare System, Covenant Health System	6.125%	7/1/31	1,000,000	1,029,000	(c)
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	5,300,000	5,534,631
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	4,480,000	4,650,778
Total New Hampshire				11,214,409

See Notes to Financial Statements.

20	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2011

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — 5.1%
Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, NATL, FHA	5.650%	1/1/15	$470,000	$470,160
New Jersey EDA Revenue:
School Facilities Construction	5.000%	12/15/27	9,230,000	9,640,181
School Facilities Construction	5.250%	12/15/33	12,500,000	13,058,375
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.600%	11/1/34	11,250,000	11,480,962	(a)
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	9,084,460
Catholic Health East	4.750%	11/15/29	5,000,000	4,975,550
New Jersey State EDA, First Mortgage Revenue, The Presbyterian Home at Montgomery Project	6.375%	11/1/31	2,000,000	1,716,140
New Jersey State EDA Revenue:
Refunding	6.875%	1/1/37	13,110,000	11,479,116	(a)
Refunding, Gloucester Marine Project	6.625%	1/1/37	12,000,000	10,827,840
New Jersey State EDA, Motor Vehicle Revenue, Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,028,920
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	7.000%	11/15/30	11,030,000	11,031,765	(a)(g)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,153,450
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	10,430,000	11,167,610
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.500%	6/1/27	25,905,000	27,423,551
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,247,050
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	54,000,000	56,928,420	(a)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	13,965,000	14,717,434
New Jersey State Transportation Trust Fund Authority:
Transportation System	0.000%	12/15/36	45,555,000	9,022,623
Transportation System	5.875%	12/15/38	30,000,000	32,629,800
Transportation System, NATL	6.000%	12/15/19	2,000,000	2,031,860	(c)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,191,440
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,657,604
South Jersey Port Corp. New Jersey Revenue, Refunding	5.000%	1/1/23	2,200,000	2,252,668
Total New Jersey				263,216,979

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	21

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Mexico — 0.5%
New Mexico Mortgage Finance Authority:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	$4,525,000	$4,687,085
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	4,055,000	4,249,113	(a)
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	16,474,950
Total New Mexico				25,411,148
New York — 4.2%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	25,800,000	26,216,670
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	3,000,000	2,999,880
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	24,537,040
MTA of New York Revenue	6.500%	11/15/28	10,000,000	11,767,000
MTA, NY, Revenue	5.000%	11/15/34	10,000,000	10,296,400
MTA, NY, Revenue	5.250%	11/15/40	21,500,000	22,243,040
New York City, NY, HDC, MFH Revenue	4.900%	11/1/34	5,695,000	5,723,532
New York City, NY, HDC, MFH Revenue, GNMA-Collateralized, FHA	5.100%	11/1/24	5,000,000	5,141,950
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,349,480
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,312,480
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,340,080
New York Liberty Development Corp., Liberty Revenue, Second Priority, Bank of America Tower	5.125%	1/15/44	24,650,000	24,474,985
New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities	5.375%	7/1/18	2,000,000	2,084,360	(c)
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	36,665,300
Orange County, NY, IDA, Civic Facilities Revenue:
Arden Hill Life Care Center Project	7.000%	8/1/21	1,000,000	918,950
Arden Hill Life Care Center Project	7.000%	8/1/31	1,000,000	842,840
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	1,250,000	1,173,100	(a)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	8,198,480
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	15,274,950
Total New York				215,560,517

See Notes to Financial Statements.

22	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2011

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — 1.3%
Charlotte, NC, Governmental Facilities Projects:
COP	5.250%	6/1/23	$3,500,000	$3,646,580
COP	5.000%	6/1/24	3,000,000	3,104,250
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare	5.250%	1/15/34	13,400,000	13,694,264
Carolinas Healthcare	5.250%	1/15/39	22,000,000	22,279,620
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,018,380
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,051,200
Dare County, NC, COP, AMBAC	5.375%	6/1/15	1,145,000	1,171,541
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,069,510
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,731,728	(c)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	9,596,070
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	4,755,330
Total North Carolina				68,118,473
North Dakota — 0.2%
Burleigh County, ND, Health Care Revenue, MedCenter One Inc., NATL	5.250%	5/1/13	370,000	370,914
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	5.150%	7/1/40	10,000,000	10,226,900
Total North Dakota				10,597,814
Ohio — 1.4%
Cleveland, OH, State University, NATL, FGIC	5.000%	6/1/19	1,210,000	1,350,106
Cleveland, OH, Waterworks Revenue:
First Mortgage, NATL, Unrefunded Balance	5.625%	1/1/13	20,000	20,076
First Mortgage, NATL, Unrefunded Balance	5.700%	1/1/14	15,000	15,048
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,930,000	2,935,508
Cuyahoga County, OH, Hospital Revenue:
Refunding & Improvement, MetroHealth System Project, NATL	5.625%	2/15/17	1,000,000	1,003,060
Refunding, MetroHealth System, NATL	5.250%	2/15/19	5,935,000	5,950,490
Erie County, OH, Garbage Refuse Landfill Improvement, AGM	5.250%	12/1/24	3,290,000	3,476,675
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	755,000	755,657
Hamilton County, OH, Hospital Facilities Revenue, Cincinnati Children’s Hospital, NATL, FGIC	5.000%	5/15/24	2,515,000	2,477,677

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	23

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Hamilton County, OH, Sales Tax Revenue:
AMBAC	5.250%	12/1/18	$640,000	$641,894
AMBAC	5.250%	12/1/19	730,000	732,088
AMBAC	5.250%	12/1/32	2,570,000	2,570,900
Lakewood, OH, GO, AMBAC	5.250%	12/1/21	2,000,000	2,024,060	(c)
Lorain County, OH, Hospital Revenue, Catholic Healthcare	5.500%	10/1/17	1,000,000	1,036,190
Lucas County, OH, Hospital Revenue:
Promedica Healthcare	6.000%	11/15/41	5,000,000	5,407,500
Promedica Healthcare Obligation Group, AMBAC	5.375%	11/15/29	9,550,000	9,556,017
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,516,942
Ohio State Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,500,000	11,979,555	(f)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC-Collateralized	5.400%	9/1/33	1,390,000	1,437,330
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	17,000,000	17,645,320	(f)
Total Ohio				72,532,093
Oklahoma — 0.1%
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,269,010
Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC	5.000%	7/1/23	1,500,000	1,557,810
Tulsa, OK, PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center	6.600%	7/1/14	1,905,000	2,085,670
Total Oklahoma				6,912,490
Oregon — 1.5%
Klamath Falls, OR, Inter Community Hospital Authority Revenue:
Merle West Medical Center	6.250%	9/1/31	625,000	668,013	(c)
Unrefunded Balance, Merle West Medical Center	6.250%	9/1/31	375,000	363,773
Multnomah County, OR, Hospital Facilities Authority Revenue:
Providence Health Systems	5.250%	10/1/16	1,000,000	1,106,670
Providence Health Systems	5.250%	10/1/20	1,000,000	1,068,820
Oregon Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	18,424,566
Oregon State Department of Administrative Services:
COP	5.250%	5/1/39	1,900,000	1,995,038

See Notes to Financial Statements.

24	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2011

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Lottery Revenue, AGM	5.500%	4/1/18	$2,000,000	$2,060,640	(c)
Oregon State Facilities Authority Revenue:
Legacy Health System Project	5.250%	5/1/21	5,000,000	5,632,700
Samaritan Health Services	5.250%	10/1/40	20,000,000	20,056,400
Oregon State, GO:
State Property	5.000%	5/1/36	4,500,000	4,883,445
State Property, ODOT Building	5.000%	5/1/36	15,150,000	16,440,931
Veterans Welfare	5.375%	12/1/31	2,295,000	2,297,983
Port of Umatilla, OR, GO, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	705,000	709,928	(a)
Total Oregon				75,708,907
Pennsylvania — 3.4%
Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	1,440,000	1,147,234
Dauphin County, PA, IDA, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	2,793,408	(a)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	14,466,423
Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building	6.750%	5/15/25	1,805,000	1,851,028	(c)
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,280,800
Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project	5.875%	6/1/31	1,000,000	999,920
Lebanon County, PA, Health Facilities Authority Revenue, Hospital, Good Samaritan Hospital Project	5.800%	11/15/22	5,500,000	5,428,335
Luzerne County, PA, IDA, Water Facility Revenue, American Water Co.	5.500%	12/1/39	12,000,000	12,640,080
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	4,957,550
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.750%	8/1/30	4,025,000	4,489,364
New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project	6.500%	6/1/25	1,000,000	927,930
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue:
PPL Energy Supply LLC Project	3.000%	9/1/15	15,000,000	14,905,200	(f)
Shipping Port	3.375%	7/1/15	20,000,000	19,790,800	(f)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,332,820

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	25

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	$11,050,000	$11,289,895
Drexel University	5.250%	5/1/41	8,385,000	8,588,588
Student Association Inc. Project	6.750%	9/1/32	985,000	991,491
Thomas Jefferson University	5.000%	3/1/40	5,710,000	5,860,858
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,066,120
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	1,873,060
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,129,220
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/29	36,270,000	38,284,798
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,026,850
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,653,800
Philadelphia, PA Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	1,025,000	1,271,062	(b)
Total Pennsylvania				177,046,634
Puerto Rico — 1.9%
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	15,000,000	14,459,700
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Ryder Memorial Hospital Project	6.700%	5/1/24	1,000,000	1,003,280
Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc.	6.250%	6/1/26	200,000	164,590	(a)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.375%	8/1/39	74,500,000	75,072,160
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	7,000,000	7,103,040
Total Puerto Rico				97,802,770
Rhode Island — 0.2%
Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC	5.000%	4/1/24	3,270,000	3,169,023
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	6,046,786
Total Rhode Island				9,215,809
South Carolina — 0.5%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	763,021	(b)
Unrefunded Balance, NATL, FGIC	6.750%	1/1/20	670,000	860,568

See Notes to Financial Statements.

26	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2011

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
South Carolina — continued
South Carolina Jobs — EDA Revenue:
Hospital Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	$4,250,000	$4,395,860
Myrtle Beach Convention Center Hotel Project, NATL	5.250%	4/1/26	2,470,000	2,410,967
South Carolina Jobs, EDA, Hospital Revenue, Palmetto Health, AGM	6.500%	8/1/39	3,500,000	3,817,345
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	10,458,800
South Carolina Transportation Infrastructure Bank Revenue, Refunding, AMBAC	5.000%	10/1/23	960,000	1,011,917
Total South Carolina				23,718,478
Tennessee — 0.8%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,366,138
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	1,957,760
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	6,715,000	6,725,408
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance	5.500%	7/1/36	9,100,000	8,777,132
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	19,789,600
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	4,970,045
Total Tennessee				43,586,083
Texas — 6.4%
Bexar County, TX, Health Facilities Development Corp., Revenue, Army Retirement Residence Project	6.300%	7/1/32	1,500,000	1,585,725	(c)
Bexar County, TX, Housing Finance Corp., MFH Revenue, Waters at Northern Hills Apartments, NATL	6.050%	8/1/36	1,000,000	821,680
Brazos River, TX, Harbor Navigation District:
BASF Corp. Project	6.750%	2/1/12	1,000,000	1,000,300
Brazoria County Environmental, Dow Chemical Co. Project	6.625%	5/15/33	5,000,000	5,087,000	(a)
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement	6.375%	5/1/35	4,970,000	3,727,351	(a)
El Paso County, TX, Housing Finance Corp., MFH Revenue:
American Village Communities	6.375%	12/1/32	3,000,000	3,012,510
La Plaza Apartments	6.750%	7/1/30	2,390,000	2,402,954
Fort Worth, TX, Housing Finance Corp., GNMA-Collateralized Single-Family Mortgage Revenue, Capital Appreciation	0.000%	6/1/21	5,000	2,184	(a)

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	27

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries Inc. Project	5.500%	5/1/15	$1,775,000	$1,705,704
Garza County, TX, Public Facility Corp., Project Revenue	5.750%	10/1/25	4,235,000	4,308,054
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	4,981,400	(a)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	29,828,510
Harris County, TX, Health Facilities Development Corp., School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,536,600	(b)
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining LP Project	5.000%	2/1/23	44,000,000	47,154,800
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,171,800
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	10,533,000
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,457,364
Love Field Airport Modernization Corp, TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	15,750,000	14,896,350
Lower Colorado River Authority, TX, Transmission Contract Revenue, LCRA Transmission Services Project, AMBAC	4.900%	5/15/36	13,500,000	13,441,545
Midland County, TX, Hospital District Revenue, Refunding, AMBAC	5.375%	6/1/16	1,000,000	1,003,030
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	54,278,640
North Texas Tollway Authority Revenue	6.250%	1/1/39	8,000,000	8,530,320
Panhandle, TX, Regional Housing Finance Corp., GNMA-Collateralized	6.650%	7/20/42	994,000	1,054,376
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.250%	8/1/18	10,000,000	10,314,600
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,792,715
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	47,980,000	49,454,425
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	18,566,100
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	25,000,000	26,012,750
Total Texas				330,661,787
U.S. Virgin Islands — 0.2%
Virgin Islands HFA, Single-Family Mortgage Revenue:
GNMA Mortgage-Backed Securities Program, GNMA-Collateralized	6.450%	3/1/16	30,000	30,017	(a)

See Notes to Financial Statements.

28	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2011

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Virgin Islands — continued
GNMA Mortgage-Backed Securities Program, GNMA-Collateralized	6.500%	3/1/25	$100,000	$96,847	(a)
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	8,000,000	7,740,880
Total U.S. Virgin Islands				7,867,744
Utah — 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	505,000	605,732	(b)
Vermont — 0.1%
Vermont Educational & Health Buildings Agency Revenue:
Norwich University Project	5.500%	9/1/28	2,650,000	2,913,754	(c)
Norwich University Project	5.500%	9/1/33	1,750,000	1,924,178	(c)
Vermont Housing Finance Agency, Single-Family, AGM	5.000%	11/1/34	1,225,000	1,241,709	(a)
Total Vermont				6,079,641
Virginia — 0.5%
Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co.	5.875%	6/1/17	4,000,000	4,093,160
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,599,850
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	3,250,000	3,276,520
Virginia College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Projects	5.000%	3/1/41	14,225,000	14,906,093
Total Virginia				27,875,623
Washington — 1.0%
Port Longview, WA, Revenue, Refunding Bonds	6.250%	12/1/18	2,865,000	2,872,564	(a)
Port of Seattle, WA, Revenue	5.000%	6/1/40	18,000,000	18,472,860
Washington State Health Care Facilities Authority, Swedish Health Services	6.250%	11/15/41	21,550,000	22,437,429
Washington State Health Care Facilities Authority Revenue, Central Washington Health Services Association	7.000%	7/1/39	8,500,000	8,756,275
Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC, TCRS	7.125%	7/1/16	250,000	317,542
Total Washington				52,856,670
West Virginia — 0.3%
Fairmont, WV, Water & Sewer Revenue, Refunding Bonds, AMBAC	9.250%	11/1/11	215,000	217,883	(b)
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,211,450

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	29

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
West Virginia — continued
West Virginia State Hospital Finance Authority, Hospital Revenue:
United Health Systems	5.500%	6/1/34	$4,030,000	$4,113,582
United Health Systems	5.500%	6/1/39	4,000,000	4,072,720
Total West Virginia				13,615,635
Wisconsin — 0.7%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,816,947	(a)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	9,085,410
Aurora Health Care Inc.	6.400%	4/15/33	1,750,000	1,785,945
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	7,839,078
Children’s Hospital	5.375%	8/15/37	2,800,000	2,865,688
Essentia Health, AGM	5.125%	2/15/30	6,475,000	6,583,456
Kenosha Hospital & Medical Center Project	5.700%	5/15/20	965,000	966,042
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	3,759,735
Total Wisconsin				36,702,301
Wyoming — 0.2%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	11,515,350
Wyoming Municipal Power Agency, Power Supply	5.000%	1/1/42	1,000,000	1,015,240
Total Wyoming				12,530,590
Total Investments before Short-Term Investments (Cost — $4,781,862,395)				4,970,590,122
Short-Term Investments — 2.0%
California — 0.0%
California Health Facilities Finance Authority Revenue, Hospital Adventist Health Systems, LOC-Wells Fargo Bank N.A.	0.060%	9/1/25	900,000	900,000	(h)(i)
Florida — 0.5%
Orange County, FL, Health Facilities Authority Revenue:
Hospitals, Orlando Regional Healthcare, AGM, SPA-Dexia Credit Local	1.700%	10/1/41	8,400,000	8,400,000	(h)(i)
Orlando Regional Healthcare, AGM, SPA-Dexia Credit Local	1.600%	10/1/41	19,200,000	19,200,000	(h)(i)
Total Florida				27,600,000
Maryland — 0.5%
Maryland State Stadium Authority, Sports Facilities Lease Revenue, Football Stadium, SPA-Dexia Credit Local	2.100%	3/1/26	22,800,000	22,800,000	(h)(i)

See Notes to Financial Statements.

30	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2011

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — 0.0%
New Jersey EDA Revenue, The Cooper Health Systems Project, LOC-TD Bank N.A.	0.170%	11/1/38	$1,100,000	$1,100,000	(h)(i)
New York — 0.1%
New York City, NY, GO:
LOC-Dexia Credit Local	1.500%	1/1/36	4,200,000	4,200,000	(h)(i)
SPA-Wells Fargo Bank N.A.	0.070%	4/1/32	400,000	400,000	(h)(i)
Total New York				4,600,000
North Carolina — 0.4%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, AGM, SPA-Dexia Credit Local	0.500%	1/15/43	18,800,000	18,800,000	(h)(i)
Pennsylvania — 0.0%
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.090%	8/1/28	300,000	300,000	(h)(i)
Virginia — 0.4%
Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, AGM, SPA-Wells Fargo Bank N.A.	0.120%	7/1/36	8,300,000	8,300,000	(h)(i)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA-Wells Fargo Bank N.A.	0.120%	7/1/42	9,900,000	9,900,000	(h)(i)
Total Virginia				18,200,000
Wisconsin — 0.1%
Wisconsin State HEFA Revenue, Gundersen Lutheran, AGM, SPA-Dexia Public Finance Bank	2.500%	12/1/15	6,700,000	6,700,000	(h)(i)
Total Short-Term Investments (Cost — $101,000,000)				101,000,000
Total Investments — 98.9% (Cost — $4,882,862,395#)				5,071,590,122
Other Assets in Excess of Liabilities — 1.1%				55,195,783
Total Net Assets — 100.0%				$5,126,785,905

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	The coupon payment on these securities is currently in default as of August 31, 2011.

(f)	Maturity date shown represents the mandatory tender date.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	31

Legg Mason Western Asset Managed Municipals Fund

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance — Insured Bonds
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation — Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program — Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
Radian	— Radian Asset Assurance — Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
VHA	— Veterans Health Administration

See Notes to Financial Statements.

32	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2011

Legg Mason Western Asset Managed Municipals Fund

Summary of Investments by Sector†
Transportation	21.2%
Health care	20.2
Special tax obligation	11.0
Industrial revenue	10.7
Education	8.6
Power	8.6
Leasing	4.0
Housing	3.9
Water & sewer	3.7
Other	2.5
Pre-refunded/escrowed to maturity	1.4
Local general obligation	1.1
Solid waste/resource recovery	0.7
State general obligation	0.4
Short-term investments	2.0
100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of August 31, 2011 and are subject to change.

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	5.2%
AA/Aa	33.5
A	47.7
BBB/Baa	8.0
BB/Ba	0.6
B/B	0.3
CCC/Caa	0.1
C	0.0
A-1/VMIG 1	2.0
NR	2.6
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See pages 33 through 37 for definitions of ratings.

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	33

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

34	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Long-term security ratings (unaudited) (cont’d)

D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	35
BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.
CC	—	Default of some kind appears probable.
C	—	Default is imminent or inevitable, or the issuer is in standstill.

NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

36	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Short-term security ratings (unaudited) (cont’d)

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	37

Fitch’s Short-Term Issuer or Obligations Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

38	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2011

Assets:
Investments, at value (Cost — $4,882,862,395)	$5,071,590,122
Interest receivable	69,278,906
Receivable for Fund shares sold	7,590,969
Receivable for securities sold	763,531
Prepaid expenses	180,451
Total Assets	5,149,403,979

Liabilities:
Payable for Fund shares repurchased	15,730,676
Distributions payable	2,610,144
Investment management fee payable	1,934,987
Service and/or distribution fees payable	1,016,889
Trustees’ fees payable	69,576
Due to custodian	35,807
Accrued expenses	1,219,995
Total Liabilities	22,618,074
Total Net Assets	$5,126,785,905

Net Assets:
Par value (Note 7)	$3,241
Paid-in capital in excess of par value	5,101,392,962
Undistributed net investment income	1,298,558
Accumulated net realized loss on investments	(164,636,583)
Net unrealized appreciation on investments	188,727,727
Total Net Assets	$5,126,785,905

Shares Outstanding:
Class 1	1,888,975
Class A	221,709,021
Class B	4,292,284
Class C	56,243,119
Class I	39,975,679

Net Asset Value:
Class 1 (and redemption price)	$15.76
Class A (and redemption price)	$15.81
Class B*	$15.81
Class C*	$15.82
Class I (and redemption price)	$15.84
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$16.51

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	39

Statement of operations (unaudited)

For the Six Months Ended August 31, 2011

Investment Income:
Interest	$142,366,400

Expenses:
Investment management fee (Note 2)	11,569,700
Service and/or distribution fees (Notes 2 and 5)	6,091,520
Transfer agent fees (Note 5)	1,227,472
Fund accounting fees	187,572
Legal fees	144,206
Registration fees	85,957
Insurance	62,354
Trustees’ fees	49,693
Audit and tax	45,391
Shareholder reports	17,175
Custody fees	13,637
Miscellaneous expenses	12,120
Total Expenses	19,506,797
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(22,470)
Net Expenses	19,484,327
Net Investment Income	122,882,073

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	16,900,821
Change in Net Unrealized Appreciation (Depreciation) From Investments	259,625,842
Net Gain on Investments	276,526,663
Increase in Net Assets From Operations	$399,408,736

See Notes to Financial Statements.

40	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2011 (unaudited) and the Year Ended February 28, 2011	August 31	February 28

Operations:
Net investment income	$122,882,073	$258,069,861
Net realized gain (loss)	16,900,821	(59,939,863)
Change in net unrealized appreciation (depreciation)	259,625,842	(296,129,231)
Proceeds from settlement of a regulatory matter	—	1,433,879	†
Increase (Decrease) in Net Assets From Operations	399,408,736	(96,565,354)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(122,569,680)	(258,190,047)
Net realized gains	—	(1,267,182)
Decrease in Net Assets From Distributions to Shareholders	(122,569,680)	(259,457,229)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	421,142,832	2,219,390,612
Reinvestment of distributions	105,758,379	220,809,714
Cost of shares repurchased	(895,010,422)	(2,023,807,772)
Increase (Decrease) in Net Assets From Fund Share Transactions	(368,109,211)	416,392,554
Increase (Decrease) in Net Assets	(91,270,155)	60,369,971

Net Assets:
Beginning of period	5,218,056,060	5,157,686,089
End of period*	$5,126,785,905	$5,218,056,060
* Includes undistributed net investment income of:	$1,298,558	$986,165

†	The Fund received $2,981, $855,039, $453,456, $122,290 and $113 for Class 1, A, B, C and I shares, respectively, related to this distribution.

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	41

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2011[2]		2011		2010	2009	2008[3]	2007[4]

Net asset value, beginning of period	$14.94		$15.87		$14.34	$15.03	$15.62	$15.34

Income (loss) from operations:
Net investment income	0.38		0.75		0.77	0.75	0.72	0.69
Net realized and unrealized gain (loss)	0.82		(0.93)		1.53	(0.70)	(0.59)	0.28
Total income (loss) from operations	1.20		(0.18)		2.30	0.05	0.13	0.97

Less distributions from:
Net investment income	(0.38)		(0.75)		(0.77)	(0.74)	(0.72)	(0.69)
Net realized gains	—		(0.00)	[5]	—	—	—	—
Total distributions	(0.38)		(0.75)		(0.77)	(0.74)	(0.72)	(0.69)

Net asset value, end of period	$15.76		$14.94		$15.87	$14.34	$15.03	$15.62
Total return[6]	8.12%		(1.20)%		16.34%	0.35%	0.77%	6.46%

Net assets, end of period (millions)	$30		$29		$34	$33	$39	$44

Ratios to average net assets:
Gross expenses	0.66%[7]		0.62%		0.64%	0.65%	0.69%	0.69%[8]
Gross expenses, excluding interest expense	0.66	[7]	0.62		0.64	0.65	0.69	0.69	[8]
Net expenses[9],10	0.51	[7],11	0.49	[11]	0.49 [11]	0.51 [11]	0.56 [11]	0.68	[8]
Net expenses, excluding interest expense[9],10	0.51	[7],11	0.49	[11]	0.49 [11]	0.51 [11]	0.55 [11]	0.68	[8]
Net investment income	4.94	[7]	4.81		5.01	5.04	4.63	4.47

Portfolio turnover rate	7%		43%		40%	75%	32%	24%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2011 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.67%, respectively.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, effective July 27, 2007, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the total net annual operating expenses of Class A shares less the 12b-1 differential of 0.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

See Notes to Financial Statements.

42	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2011[2]		2011	2010	2009	2008[3]	2007[4]

Net asset value, beginning of period	$14.99		$15.92	$14.39	$15.07	$15.67	$15.39

Income (loss) from operations:
Net investment income	0.37		0.73	0.75	0.73	0.70	0.69
Net realized and unrealized gain (loss)	0.82		(0.93)	1.53	(0.69)	(0.60)	0.28
Total income (loss) from operations	1.19		(0.20)	2.28	0.04	0.10	0.97

Less distributions from:
Net investment income	(0.37)		(0.73)	(0.75)	(0.72)	(0.70)	(0.69)
Net realized gains	—		(0.00) [5]	—	—	—	—
Total distributions	(0.37)		(0.73)	(0.75)	(0.72)	(0.70)	(0.69)

Net asset value, end of period	$15.81		$14.99	$15.92	$14.39	$15.07	$15.67
Total return[6]	8.02%		(1.32)%	16.13%	0.28%	0.60%	6.43%

Net assets, end of period (millions)	$3,506		$3,581	$3,928	$3,129	$2,635	$2,607

Ratios to average net assets:
Gross expenses	0.66%[7]		0.64%	0.64%	0.66%	0.69%	0.71%[8]
Gross expenses, excluding interest expense	0.66	[7]	0.64	0.64	0.66	0.68	0.71	[8]
Net expenses[9]	0.66	[7]	0.64	0.64	0.66 [10,11]	0.67 [10,11]	0.70	[8,10,11]
Net expenses, excluding interest expense[9]	0.66	[7]	0.64	0.64	0.66 [10,11]	0.66 [10,11]	0.70	[8,10,11]
Net investment income	4.80	[7]	4.66	4.86	4.91	4.51	4.45

Portfolio turnover rate	7%		43%	40%	75%	32%	24%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2011 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.69%.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Effective February 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes, and extraordinary expenses) to limit total annual operating expenses to 0.67% of average net assets for Class A until July 1, 2008.

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	43

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class B Shares[1]	2011[2]		2011	2010	2009	2008[3]	2007[4]

Net asset value, beginning of period	$15.02		$15.93	$14.40	$15.09	$15.69	$15.41

Income (loss) from operations:
Net investment income	0.32		0.64	0.66	0.65	0.62	0.61
Net realized and unrealized gain (loss)	0.82		(0.93)	1.53	(0.69)	(0.60)	0.28
Proceeds from settlement of a regulatory matter	—		0.07	—	—	—	—
Total income (loss) from operations	1.14		(0.22)	2.19	(0.04)	0.02	0.89

Less distributions from:
Net investment income	(0.35)		(0.69)	(0.66)	(0.65)	(0.62)	(0.61)
Net realized gains	—		(0.00) [5]	—	—	—	—
Total distributions	(0.35)		(0.69)	(0.66)	(0.65)	(0.62)	(0.61)

Net asset value, end of period	$15.81		$15.02	$15.93	$14.40	$15.09	$15.69
Total return[6]	7.67%		(1.46)%[7]	15.47%	(0.32)%	0.09%	5.88%

Net assets, end of period (millions)	$68		$76	$103	$121	$153	$206

Ratios to average net assets:
Gross expenses	1.32%[8]		1.23%	1.22%	1.21%	1.23%	1.23%[9]
Gross expenses, excluding interest expense	1.32	[8]	1.23	1.22	1.21	1.23	1.23	[9]
Net expenses[10]	1.32	[8]	1.23	1.22	1.20 [11,12]	1.18 [11,12]	1.21	[9,11,12]
Net expenses, excluding interest expense[10]	1.32	[8]	1.23	1.22	1.20 [11,12]	1.18 [11,12]	1.21	[9,11,12]
Net investment income	4.13	[8]	4.06	4.30	4.35	4.00	3.93

Portfolio turnover rate	7%		43%	40%	75%	32%	24%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2011 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been (1.92)%. Class B received $453,456 related to this distribution.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.21% and 1.20%, respectively.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]

Effective February 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes, and extraordinary expenses) to limit total annual operating expenses to 1.18% of average net assets for Class B until July 1, 2008.

See Notes to Financial Statements.

44	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2011[2]		2011	2010	2009	2008[3]	2007[4]

Net asset value, beginning of period	$15.00		$15.93	$14.40	$15.08	$15.68	$15.40

Income (loss) from operations:
Net investment income	0.33		0.64	0.66	0.64	0.61	0.61
Net realized and unrealized gain (loss)	0.81		(0.93)	1.53	(0.68)	(0.60)	0.28
Total income (loss) from operations	1.14		(0.29)	2.19	(0.04)	0.01	0.89

Less distributions from:
Net investment income	(0.32)		(0.64)	(0.66)	(0.64)	(0.61)	(0.61)
Net realized gains	—		(0.00) [5]	—	—	—	—
Total distributions	(0.32)		(0.64)	(0.66)	(0.64)	(0.61)	(0.61)

Net asset value, end of period	$15.82		$15.00	$15.93	$14.40	$15.08	$15.68
Total return[6]	7.71%		(1.88)%	15.49%	(0.27)%	0.04%	5.87%

Net assets, end of period (millions)	$890		$908	$777	$466	$251	$241

Ratios to average net assets:
Gross expenses	1.23%[7]		1.20%	1.20%	1.21%	1.23%	1.24%[8]
Gross expenses, excluding interest expense	1.23	[7]	1.20	1.20	1.21	1.23	1.24	[8]
Net expenses[9]	1.23	[7]	1.20	1.20	1.21	1.23 [10]	1.23	[8,10]
Net expenses, excluding interest expense[9]	1.23	[7]	1.20	1.20	1.21	1.23 [10]	1.23	[8,10]
Net investment income	4.23	[7]	4.10	4.28	4.38	3.95	3.92

Portfolio turnover rate	7%		43%	40%	75%	32%	24%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2011 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.22%.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	45

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2011[2]		2011		2010	2009	2008[3]	2007[4]

Net asset value, beginning of period	$15.01		$15.94		$14.41	$15.09	$15.69	$15.41

Income (loss) from operations:
Net investment income	0.38		0.76		0.77	0.75	0.72	0.71
Net realized and unrealized gain (loss)	0.83		(0.94)		1.53	(0.68)	(0.59)	0.29
Total income (loss) from operations	1.21		(0.18)		2.30	0.07	0.13	1.00

Less distributions from:
Net investment income	(0.38)		(0.75)		(0.77)	(0.75)	(0.73)	(0.72)
Net realized gains	—		(0.00)	[5]	—	—	—	—
Total distributions	(0.38)		(0.75)		(0.77)	(0.75)	(0.73)	(0.72)

Net asset value, end of period	$15.84		$15.01		$15.94	$14.41	$15.09	$15.69
Total return[6]	8.17%		(1.19)%		16.30%	0.46%	0.78%	6.61%

Net assets, end of period (millions)	$633		$624		$316	$167	$41	$25

Ratios to average net assets:
Gross expenses	0.50%[7]		0.49%		0.49%	0.49%	0.51%	0.53%[8]
Gross expenses, excluding interest expense	0.50	[7]	0.49		0.49	0.49	0.51	0.53	[8]
Net expenses[9]	0.50	[7,10]	0.49	[10]	0.49 [10]	0.49 [11,12]	0.50 [11,12]	0.52	[8,11]
Net expenses, excluding interest expense[9]	0.50	[7,10]	0.49	[10]	0.49 [10]	0.49 [11,12]	0.50 [11,12]	0.52	[8,11]
Net investment income	4.95	[7]	4.81		4.99	5.13	4.66	4.56

Portfolio turnover rate	7%		43%		40%	75%	32%	24%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2011 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.51%.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]

Effective March 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes, and extraordinary expenses) to limit total annual operating expenses to 0.50% of average net assets for Class I until July 1, 2008.

See Notes to Financial Statements.

46	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	47

information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$4,970,590,122	—	$4,970,590,122
Short-term investments†	—	101,000,000	—	101,000,000
Total investments	—	$5,071,590,122	—	$5,071,590,122

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(c) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

48	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Management has analyzed the Fund’s uncertain tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.550%
Next $1 billion	0.500
Next $1 billion	0.450
Over $2.5 billion	0.400

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the total net annual operating expense of Class A shares less the 12b-1 differential of 0.15% and did not exceed 0.60% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

During the six months ended August 31, 2011, fees waived and/or expenses reimbursed amounted to $22,470.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	49

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of Funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011, may continue to hold those shares, but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

For the six months ended August 31, 2011, LMIS and its affiliates received sales charges of approximately $168,000 on sales of the Fund’s Class A shares. In addition, for the six months ended August 31, 2011, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class B	Class C
CDSCs	$80,000	$104,000	$97,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of August 31, 2011, the Fund had accrued $19,469 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$339,629,333
Sales	794,268,326

50	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

At August 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$225,758,549
Gross unrealized depreciation	(37,030,822)
Net unrealized appreciation	$188,727,727

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended August 31, 2011, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2011, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$28,757
Class A	$2,677,760	744,824
Class B	234,485	73,412
Class C	3,179,275	277,693
Class I	—	102,786
Total	$6,091,520	$1,227,472

For the six months ended August 31, 2011, class specific waivers and/or expense reimbursements were as follows:

Waivers/ Expense Reimbursements
Class 1	$22,470
Class A	—
Class B	—
Class C	—
Class I	—
Total	$22,470

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	51

6. Distributions to shareholders by class

	Six Months Ended August 31, 2011	Year Ended February 28, 2011
Net Investment Income:
Class 1	$730,230	$1,546,045
Class A	85,328,796	184,051,555
Class B	1,630,218	4,086,988
Class C	19,124,052	37,716,373
Class I	15,756,384	30,789,086
Total	$122,569,680	$258,190,047

Net Realized Gains:
Class 1	—	$7,470
Class A	—	899,131
Class B	—	22,325
Class C	—	202,621
Class I	—	135,635
Total	—	$1,267,182

7. Shares of beneficial interest

At August 31, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2011		Year Ended February 28, 2011
	Shares	Amount	Shares	Amount
Class 1
Shares sold	22	$329	16	$242
Shares issued on reinvestment	47,698	730,412	99,376	1,553,576
Shares repurchased	(115,999)	(1,779,077)	(292,737)	(4,564,122)
Net decrease	(68,279)	$(1,048,336)	(193,345)	$(3,010,304)

Class A
Shares sold	14,165,049	$217,375,829	71,721,660	$1,127,826,876
Shares issued on reinvestment	5,079,971	78,023,533	10,659,237	167,118,727
Shares repurchased	(36,405,789)	(559,842,801)	(90,270,083)	(1,399,901,393)
Net decrease	(17,160,769)	$(264,443,439)	(7,889,186)	$(104,955,790)

Class B
Shares sold	153,860	$2,345,755	1,349,336	$21,446,702
Shares issued on reinvestment	96,724	1,485,869	235,952	3,714,108
Shares repurchased	(1,002,778)	(15,368,016)	(3,008,830)	(47,299,785)
Net decrease	(752,194)	$(11,536,392)	(1,423,542)	$(22,138,975)

52	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended August 31, 2011		Year Ended February 28, 2011
	Shares	Amount	Shares	Amount
Class C
Shares sold	3,796,029	$58,285,445	23,966,745	$379,037,583
Shares issued on reinvestment	935,307	14,372,287	1,788,490	28,023,789
Shares repurchased	(9,011,266)	(138,742,753)	(14,014,000)	(215,490,454)
Net increase (decrease)	(4,279,930)	$(66,085,021)	11,741,235	$191,570,918

Class I
Shares sold	9,302,601	$143,135,474	43,715,134	$691,079,209
Shares issued on reinvestment	724,193	11,146,278	1,301,597	20,399,514
Shares repurchased	(11,646,051)	(179,277,775)	(23,225,332)	(356,552,018)
Net increase (decrease)	(1,619,257)	$(24,996,023)	21,791,399	$354,926,705

8. Capital loss carryforward

As of February 28, 2011, the Fund had a net capital loss carryforward of approximately $181,711,280, of which $95,468 expires in 2012, $64,428,400 expires in 2013, $33,168,998 expires in 2014, $26,456,127 expires in 2018 and $57,562,287 expires in 2019. These amounts will be available to offset any future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

9. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	53

Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the

54	Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both a derivative claim on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason (the “Derivative Claim”). In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures (the “Putative Class Claims”). The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board.

The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court.

Legg Mason Western Asset Managed Municipals Fund 2011 Semi-Annual Report	55

On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand.

On May 6, 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal of the Putative Class Claims. With regard to the Derivative Claim, to which the certified question related and as to which the district court granted a motion to dismiss, the Second Circuit vacated the district court’s judgment and remanded with instructions to the court to convert the motion to dismiss to a motion for summary judgment, and to rule on that motion, after further discovery should the court determine that such further discovery is warranted.

11. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending February 29, 2012.

Legg Mason Western Asset

Managed Municipals Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Legg Mason Western Asset Managed Municipals Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0435 10/11 SR11-1475

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken) Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	October 26, 2011

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date:	October 26, 2011